Schedule of cash and cash equivalents (Details)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 SGD ($)	Dec. 31, 2024 SGD ($)	Jun. 30, 2024 SGD ($)
Cash And Cash Equivalents
Cash on hand	$ 460	$ 591		$ 395
Cash at banks	1,044,180	1,342,712		3,044,071
Cash and cash equivalents	$ 1,044,640	$ 1,343,303	$ 2,367,576	$ 3,044,466	$ 7,445,619	$ 1,951,053